SCHEDULE OF DEFERRED TAX AMOUNT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 970,905	$ 611,344	$ 460,398	$ 329,664
Less: valuation allowance	(970,905)	(611,344)	(460,398)	(329,664)
Net deferred tax asset